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                             jdoldo@battlefowler.com


                                   May 3, 2000


VIA EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


            Re:   Lepercq-Istel Trust
                  Registration No. 2-10841
                  ------------------------


Gentlemen:

            On behalf of the Lepercq-Istel Trust (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), we are writing this letter to certify that:

            (1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Act, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A (the "Registration Statement"), and

            (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission and became effective on April 28, 2000 pursuant to Rule 485(b), accession number 903112-00-803.

                                        Sincerely,

                                        /s/  Joanne Doldo
                                        Joanne Doldo
                                        Associate

JD:bb

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